Cover	Nov. 27, 2023
Cover [Abstract]
Entity Registrant Name	COMMONWEALTH INCOME & GROWTH FUND VII, LP
Entity Central Index Key	0001450335
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 27, 2023
Entity File Number	333-156357
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	26-3733264
Entity Address Address Line 1	4532 US Highway 19
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	New Port Richey
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34652
City Area Code	877
Local Phone Number	654-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false